UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellete, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock

Money Market Fund

Semiannual Report

9.30.07

TABLE OF CONTENTS

Your fund at a glance

Managers’ report
page 2

Your expenses
page 6

Fund’s investments
page 8

Financial statements
page 12

Notes to financial
statements
page 18

For more information
page 28

CEO corner

To Our Shareholders,

Volatility returned to the U.S. stock market in the six-month period ended September 30, 2007; however, stocks still posted a strong gain of 8.44%, as measured by the Standard & Poor’s 500 Index. The market experienced a particularly sharp downturn in late July and mid-August, as the sub-prime mortgage market’s woes took center stage. Subprime mortgages are loans made to home buyers with shaky credit histories. Rising defaults and an ensuing credit crunch caused heightened fears about their potential impact on U.S. economic growth. But investors took comfort in subsequent interest rate cuts by the Federal Reserve and the market rebounded through September. Year-to-date, the S&P 500 Index is up 9.13% .

In this six-month period, subprime mortgage turmoil even sent ripples across the typically calm waters of money market funds. At the same time that many investors flocked to money market funds as a safe haven, others defected, worried that their funds were exposed to subprime debt through investments in asset-backed commercial paper. That said, money market funds are known for their safety of principal and that remained the case in this period.

The results were not so positive for a small number of ultra-short- and short-term bond funds, which have long been touted as money-market substitutes with higher yields. These funds sometimes provide higher yields, yet are still supposed to be the most conservative, low risk bond funds around.

What occurred, however, was that a relative handful of these funds were stretching for higher income by taking on greater credit risk than money market funds through investments in subprime mortgages. While much of what these funds owned was high-quality subprime debt rated AA or AAA, panicked investors fled them, forcing the funds to sell into an abysmal market in which any subprime issue was shunned. As a result, a few of these funds actually posted negative returns during the height of the subprime crisis.

The lesson is clear to us. Stretching for yield can, and often does, bear added risk that may only become apparent in extreme circumstances. Russell Kinnell, of Morningstar, Inc., an independent mutual fund rating agency, recently wrote that ultra-short- and short-term bond funds “make lousy money market substitutes. If what you really need is a money market where the principal value never wavers, then reintroduce yourself to money markets.”

 We agree with Morningstar. Especially in an increasingly volatile environment, money market funds can be a valuable asset in a diversified portfolio, serving as ballast to offset the short-term gyrations that may be occurring in other parts of your portfolio.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of September 30, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital by investing in U.S. dollar-denominated securities rated within the two highest short-term credit categories and their unrated equivalents. The Fund intends to maintain a stable $1 share price.

Over the last six months

► Money market fund yields began to fall at the end of the period after the Federal Reserve cut a key short-term interest rate.

► Turmoil in the subprime mortgage market rocked financial markets in the summer. The Fund had no direct exposure to subprime mortgages.

► The Fund anticipated the Fed’s interest rate cut and extended the Fund’s average maturity in advance to lock in higher rates for a longer period.

Managers’ report

John Hancock
Money Market Fund

Recently, shareholders of U.S. Government Cash Reserve voted to merge their fund into John Hancock Money Market Fund. The merger occurred at the end of the business day September 14, 2007.

Money market yields began to fall toward the end of the six months ended September 30, 2007, as the period was marked by major changes in the future outlook for the U.S. economy. Back in May, the Federal Reserve Board signaled that economic growth in the first part of the year had slowed, but that they were still more concerned about core inflation remaining elevated.

Fast forward to the end of July, and the start of a major credit crunch, and the focus had shifted to the deteriorating financial market conditions and the increasing losses stemming from the subprime mortgage market, which provides loans to borrowers with shaky credit histories. Sales of new and existing single-family homes continued to decline to levels unseen since 2001. The credit crunch, combined with lower home prices, had reduced availability of financing to mortgage borrowers even with relatively good credit ratings. This touched off fears that asset-backed commercial paper programs that invest in bundled mortgage products could start incurring losses. Indeed, some of the riskier asset-backed commercial paper programs did run into trouble, as it became more difficult for them to find investors for their maturing commercial paper positions. This caused some programs to extend and/or default.

In this environment of tightening credit, the Federal Reserve in September cut its important short-term federal funds rate, which banks charge each other for overnight loans, by 0.50%, to 4.75% — its first fed funds rate cut since June 2003. Money market securities, whose pricing

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
David A. Bees and Michael V. Lorizio

is pegged to the fed funds rate, reacted, and their yields began to move down as well.

Fund yield and performance

On September 30, 2007, John Hancock Money Market Fund’s Class A, Class B and Class C shares had 7-day effective yields of 4.62%, 3.77% and 3.74%, respectively. By comparison, the average taxable money market fund had a 7-day effective yield of 4.55%, according to Lipper, Inc.

“Money market yields began to
fall toward the end of the six
months ended September 30,
2007, as the period was marked
by major changes in the future
outlook for the U.S. economy.”

For the six months ended September 30, 2007, the Fund’s Class A, Class B and Class C shares posted total returns of 2.26%, 1.83% and 1.82%, respectively, at net asset value, compared with the 2.26% return of the average taxable money market fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions.

Portfolio review

After a very stable first half of the period, the second half, which encompassed the third quarter of 2007, proved to be a very volatile period for money market funds. Bearish economic data and an extreme credit crunch in the asset-backed commercial paper sector made for difficult trading in an unsettled market. The Fund weathered the storm well, as its third quarter performance was positively impacted by the use of short, fixed-rate corporate securities, floating-rate corporate securities, asset-backed commercial paper and select tier–2 commercial paper.

Money Market Fund

“We also benefited from having anticipated the rate cut by the Federal Reserve.”

The Fund did have some short-term exposure to asset-backed commercial paper programs, which are typically a staple investment for money market funds because of their relatively higher yields and high credit quality. However, we invested only in securities that had full liquidity support provided by large, Aa2-rated banks and the Fund had no direct exposure to the subprime mortgage market. That said, we cut our asset-backed exposure in half over the period to give the market time to normalize before we moved back into the sector. All of the programs in which we invest continue to maintain their stellar credit ratings and performance records.

We also benefited from having anticipated the rate cut by the Federal Reserve. As a result, we had extended our average days-to-maturity out significantly longer than our peers. Thus, we locked in the pre rate-cut levels for a large portion of the portfolio for a longer time.

Outlook

As the fourth quarter begins, we believe that, while credit conditions have improved since mid-August, many risks remain for the economy and financial markets. To take advantage of this expected flat-to-decreasing interest rate environment, we continue to have the Fund positioned with a longer-than-average weighted-average maturity.

SECTOR DISTRIBUTION[2]
Financial	71%
Telecommunication
services	8%
Government agencies	8%
Materials	6%
Consumer staples	4%
Consumer discretionary	2%
Health care	1%

The commercial paper markets and, more specifically, the asset-backed commercial paper market, continue to slowly normalize. As always, we will continue to implement the same processes that served the Fund so well during the recent credit crunch. That means we will continue to thoroughly review the credit quality and market liquidity conditions for all future investments opportunities.

In cutting interest rates recently, the Fed put the difficult credit conditions ahead of its inflation concerns, although it has pledged to continue to monitor inflation risks along with economic growth, which may be negatively affected by poor credit conditions and the ongoing housing correction. Fed funds

Money Market Fund

futures are pointing toward further rate cuts toward the end of 2007 and, with our average days-to-maturity where they are, we believe that the portfolio is well positioned for the upcoming quarters. In addition to our focus on capturing additional yield, we will strive, as always, to maintain liquidity and preserve stability of principal.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on September 30, 2007.

Money Market Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2007, with the same investment held until September 30, 2007.

	Account value	Ending value	Expenses paid during period
	on 4-1-07	on 9-30-07	ended 9-30-07[1]

Class A	$1,000.00	$1,022.60	$4.55

Class B	1,000.00	1,018.30	8.78

Class C	1,000.00	1,018.20	8.78

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2007, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Money Market Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2007, with the same investment held until September 30, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 4-1-07	on 9-30-07	ended 9-30-07 [1]

Class A	$1,000.00	$1,020.50	$4.55

Class B	1,000.00	1,016.30	8.77

Class C	1,000.00	1,016.30	8.77

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.90%, 1.75% and 1.75% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Money Market Fund

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 9-30-07 (unaudited)

This schedule is divided into four categories: commercial paper, corporate interest-
bearing obligations, U.S. government obligations and short-term investments.
Commercial paper, corporate interest-bearing obligations and U.S. government obligations are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer	rate	date	rating (A)	(000)	Value

Commercial paper 43.59%					$120,387,498
(Cost $120,387,498)

Asset Backed — Others 6.18%					17,076,950

Old Line Funding, LLC	5.650%	10-02-07	Tier 1	$10,000	9,998,431

Old Line Funding, LLC	5.350	10-04-07	Tier 1	1,079	1,078,519

Yorktown Capital, LLC	5.290	10-01-07	Tier 1	6,000	6,000,000

Asset Backed — Receivables 4.34%					11,996,222

Park Avenue Receivables Corp.	5.150	10-03-07	Tier 1	10,000	9,997,139

Thunder Bay Funding, Inc. LLC	5.500	10-04-07	Tier 1	2,000	1,999,083

Asset Backed — Trade Receivables 1.74%					4,800,000

Eureka Securitization Plc	5.200	10-01-07	Tier 1	4,800	4,800,000

Automobiles and Trucks 0.69%					1,907,215

BMW AG	5.250	10-11-07	Tier 1	1,910	1,907,215

Banks — Foreign 10.83%					29,918,329

Bank of Nova Scotia	5.620	11-14-07	Tier 1	5,000	4,965,656

Bankers Trust Corp.	5.000	10-01-07	Tier 1	10,000	10,000,000

Barclays Plc	5.100	11-02-07	Tier 1	3,050	3,036,173

Societe General Group N.A., Inc.	5.010	11-20-07	Tier 1	12,000	11,916,500

Banks — U.S. 2.35%					6,487,656

Bank of America Corp.	5.280	10-10-07	Tier 1	1,500	1,498,020

Bank of America Corp.	5.330	10-15-07	Tier 1	5,000	4,989,636

Chemicals 2.88%					7,938,615

BASF AG	5.380	01-10-08	Tier 1	3,000	2,954,718

BASF AG	5.270	10-23-07	Tier 1	5,000	4,983,897

Diversified Financial Services 0.94%					2,599,606

Textron Financial Corp.	5.450	10-02-07	Tier 2	2,600	2,599,606

Finance — Auto Loans 2.22%					6,138,764

American Honda Finance Corp.	5.270	10-18-07	Tier 1	2,000	1,995,023

American Honda Finance Corp.	5.290	11-19-07	Tier 1	1,661	1,649,040

Volkswagen AG	5.450	10-15-07	Tier 2	2,500	2,494,701

Finance — Consumer Loans 2.53%					6,984,445

John Deere Capital Corp.	5.000	10-17-07	Tier 1	7,000	6,984,445

See notes to financial statements

Money Market Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer	rate	date	rating (A)	(000)	Value

Food 2.79%					$7,708,664

Kraft Foods, Inc.	5.450%	10-09-07	Tier 2	$2,000	1,997,578

Nestle SA	5.300	10-09-07	Tier 1	2,212	2,209,395

Nestle SA	5.300	11-13-07	Tier 1	3,524	3,501,691

Household Products 1.54%					4,262,632

Proctor & Gamble, Inc.	5.220	11-06-07	Tier 1	4,285	4,262,632

Investment Banking & Brokerage 2.53%					6,991,771

Merrill Lynch & Co., Inc.	5.290	10-09-07	Tier 1	7,000	6,991,771

Medical — Health Maintenance Organization 0.94%					2,600,000

Wellpoint, Inc.	5.500	10-01-07	Tier 2	2,600	2,600,000

Multimedia 0.73%					1,999,167

Walt Disney Co. (The)	5.000	10-04-07	Tier 2	2,000	1,999,167

Oil and Gas Exploration & Production 0.36%					977,462

Chevron Corp.	5.200	11-09-07	Tier 1	983	977,462

	Interest	Maturity	Credit	Par value
Issuer	rate	date	rating (A)	(000)	Value
Corporate interest-bearing obligations 49.84%					$137,647,854

(Cost $137,647,854)

Asset Backed — Auto Loan 2.54%					7,023,376

Capital Auto Receivables Asset Trust (S)	5.605%	08-15-08	Tier 1	$2,069	2,068,971

Capital Auto Receivables Asset Trust (S)	5.264	09-15-08	Tier 1	2,870	2,870,000

Honda Auto Receivables Owners Trust	5.565	04-15-08	Tier 1	469	469,405

Hyundai Auto Receivables Trust	5.290	10-15-08	Tier 1	1,615	1,615,000

Banks — Foreign 0.54%					1,496,290

Credit Suisse USA, Inc.	4.625	01-15-08	Tier 1	1,500	1,496,290

Banks — U.S. 2.05%					5,650,472

Bank of America Corp.	6.625	10-15-07	Tier 1	500	500,127

Bankers Trust Corp.	6.700	10-01-07	Tier 1	1,500	1,500,000

FleetBoston Financial Corp.	4.200	11-30-07	Tier 1	2,660	2,654,835

Wells Fargo & Company	4.125	03-10-08	Tier 1	1,000	995,510

Chemicals 3.38%					9,327,952

E. I. du Pont de Nemours & Co.	3.375	11-15-07	Tier 1	9,350	9,327,952

Diversified Financial Services 9.54%					26,353,904

Citigroup, Inc. (P)	5.409	05-02-08	Tier 1	1,200	1,200,019

Citigroup, Inc.	3.500	02-01-08	Tier 1	3,000	2,982,351

Citigroup, Inc. (P)	5.416	11-01-07	Tier 1	2,000	2,000,401

Citigroup, Inc.	4.200	12-20-07	Tier 1	1,000	997,312

Citigroup Global Markets, Inc. (P)	5.760	03-07-08	Tier 1	5,000	4,999,644

General Electric Capital Corp. (P)	5.563	05-19-08	Tier 1	450	449,806

General Electric Capital Corp.	4.250	01-15-08	Tier 1	750	747,451

General Electric Capital Corp.	6.500	12-10-07	Tier 1	4,745	4,753,166

Principle Life Insurance (S)	3.625	04-30-08	Tier 1	3,250	3,223,530

Principle Life Insurance (P)	5.390	12-07-07	Tier 1	5,000	5,000,224

See notes to financial statements

Money Market Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer	rate	date	rating (A)	(000)	Value

Finance — Commercial 3.33%					$9,197,314

CIT Group, Inc.	5.500%	11-30-07	Tier 1	$9,196	9,197,314

Finance — Consumer Loans 6.38%					17,619,555

American General Finance Corp.	4.500	11-15-07	Tier 1	10,150	10,138,963

HBSC Finance Corp. (P)	5.400	10-04-07	Tier 1	2,000	2,000,012

John Deere Capital Corp.	4.500	08-25-08	Tier 1	3,000	2,980,580

John Deere Capital Corp.	3.375	10-01-07	Tier 1	2,500	2,500,000

Finance — Credit Card 4.92%					13,596,411

American Express Co. (P)	5.614	10-18-07	Tier 1	5,000	5,000,008

American Express Co.	3.750	11-20-07	Tier 1	2,602	2,596,225

American Express Co. (P)	6.002	09-17-08	Tier 1	4,500	4,500,000

American Express Co. (P)	5.833	11-16-07	Tier 1	1,500	1,500,178

Investment Banking & Brokerage 8.41%					23,218,948

Bear Stearns Co., Inc.	4.000	01-31-08	Tier 1	2,666	2,653,207

Goldman Sachs Group, Inc. (P)	5.485	10-05-07	Tier 1	7,250	7,250,115

JPMorgan Chase & Co. (P)	5.430	01-25-08	Tier 1	5,000	5,001,686

JPMorgan Chase & Co.	4.000	02-01-08	Tier 1	1,000	996,461

Lehman Brothers Holdins, Inc.	4.000	01-22-08	Tier 1	4,340	4,321,050

Merrill Lynch & Co., Inc.	4.000	11-15-07	Tier 1	2,000	1,996,355

Merrill Lynch & Co., Inc. (P)	5.485	10-19-07	Tier 1	1,000	1,000,074

Machinery — Construction & Mining 0.82%					2,252,134

Caterpillar, Inc.	2.700	07-15-08	Tier 1	1,494	1,467,134

Caterpillar Financial Asset Trust	5.672	09-25-08	Tier 1	785	785,000

Telecommunication Services 7.93%					21,911,498

AT&T, Inc. (P)	5.647	05-15-08	Tier 1	4,298	4,299,758

BellSouth Corp. (P)	5.682	11-15-07	Tier 1	8,000	8,001,409

Verizon Communications, Inc.	4.000	01-15-08	Tier 1	9,650	9,610,331

	Interest	Maturity	Credit	Par value
Issuer	rate	date	rating (A)	(000)	Value
U.S. government obligations 7.46%					$20,607,589
(Cost $20,607,589)

Government U.S. Agency 7.46%					20,607,589

Federal Home Loan Bank	5.400%	04-09-08	Tier 1	$4,000	4,000,000

Federal Home Loan Bank	5.375	08-20-08	Tier 1	7,090	7,090,000

Federal Home Loan Bank	5.280	08-28-08	Tier 1	1,325	1,325,000

Federal Home Loan Bank	5.270	11-21-07	Tier 1	1,115	1,114,887

Federal Home Loan Bank	5.250	10-22-07	Tier 1	4,250	4,250,000

Federal Home Loan Bank	4.125	10-19-07	Tier 1	1,170	1,169,271

Federal Home Loan Mortgage Corp.	4.375	11-16-07	Tier 1	500	499,439

Federal National Mortgage Association	6.625	10-15-07	Tier 1	725	725,324

Federal National Mortgage Association	Zero	10-22-07	Tier 1	435	433,668

See notes to financial statements

Money Market Fund

F I N A N C I A L  S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 0.04%			$112,000

(Cost $112,000)

Joint Repurchase Agreement 0.04%			112,000

Joint Repurchase Agreement with Barclays Plc dated 9-28-07 at
3.950% to be repurchased at $112,037 on 10-01-07, collateralized by $71,959 of U.S. Treasury Inflation Indexed Bond, 3.625%, due
4-15-28 (valued at $114,240, including interest)	3.950%	$112	112,000

Total investments (Cost $278,754,941) 100.93%			$278,754,941

Other assets and liabilities, net (0.93%)			($2,576,680)

Total net assets 100.00%			$276,178,261

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(A) Quality ratings are unaudited and indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

(P) Represents rate in effect on September 30, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,162,501 or 2.96% of the Fund’s net assets as of September 30, 2007.

See notes to financial statements

Money Market Fund

Financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 9-30-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value per share.

Assets

Investments at value (cost $278,754,941)	$278,754,941
Cash	242
Receivable for shares sold	618,643
Interest receivable	1,653,332
Other assets	133,251
Total assets	281,160,409

Liabilities

Payable for investments purchased	3,509,127
Payable for shares repurchased	926,486
Dividends payable	108,474
Payable to affiliates
Management fees	106,005
Distribution and service fees	11,816
Other	122,218
Other payables and accrued expenses	198,022
Total liabilities	4,982,148

Net assets

Capital paid-in	276,168,011
Accumulated net realized loss on investments	(1,238)
Accumulated net investment income	11,488
Net assets	$276,178,261

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($237,007,442 ÷ 237,115,785 shares)	$1.00
Class B ($28,705,984 ÷ 28,726,290 shares)	$1.00
Class C ($10,464,835 ÷ 10,465,096 shares)	$1.00

See notes to financial statements

Money Market Fund

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 9-30-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund.

Investment income

Interest	$6,695,161

Total investment income	6,695,161

Expenses

Investment management fees (Note 2)	621,060
Distribution and service fees (Note 2)	465,236
Transfer agent fees (Note 2)	299,478
Accounting and legal services fees (Note 2)	12,422
Compliance fees	2,783
Blue sky fees	30,412
Printing fees	27,469
Custodian fees	27,075
Professional fees	16,952
Trustees’ fees	7,551
Miscellaneous	8,436
Total expenses	1,518,874
Less expense reductions (Note 2)	(228,119)
Net expenses	1,290,755
Net investment income	5,404,406
Increase in net assets from operations	$5,404,406

[1] Semiannual period from 4-1-07 to 9-30-07.

See notes to financial statements

Money Market Fund

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

	Year	Period
	ended	ended
	3-31-07	9-30-07[1]

Increase in net assets

From operations
Net investment income	$9,892,200	$5,404,406
Net realized loss	(45)	—

Increase in net assets resulting from operations	9,892,155	5,404,406

Distributions to shareholders
From net investment income
Class A	(8,506,162)	(4,653,790)
Class B	(1,110,601)	(531,532)
Class C	(275,437)	(219,084)
	(9,892,200)	(5,404,406)
From Fund share transactions (Note 4)	6,053,750	45,418,185

Total increase	6,053,705	45,418,185

Net assets

Beginning of period	224,706,371	230,760,076
End of period[2]	$230,760,076	$276,178,261

1 Semiannual period from 4-1-07 to 9-30-07. Unaudited.
2 Includes accumulated net investment income of $11,488 and $11,488, respectively.

See notes to financial statements

Money Market Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	3-31-03[1]	3-31-04[1]	3-31-05[1]	3-31-06	3-31-07	9-30-07[2]

Per share operating performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[3]	0.01	—[4]	0.01	0.03	0.04	0.02
Less distributions
From net investment income	(0.01)	—[4]	(0.01)	(0.03)	(0.04)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[5,6] (%)	0.75	0.21	0.86	2.92	4.45	2.26[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$271	$211	$224	$185	$195	$237
Ratio of net expenses to average
net assets (%)	0.94	0.94	0.88	0.91	0.88	0.90[8]
Ratio of gross expenses to average
net assets[9] (%)	1.14	1.14	1.09	1.11	1.09	1.10[8]
Ratio of net investment income
to average net assets (%)	0.75	0.21	0.83	2.85	4.37	4.49

1 Audited by previous auditor.
2 Semiannual period from 4-1-07 to 9-30-07. Unaudited.
3 Based on the average of the shares outstanding.
4 Less than $0.01 per share.
5 Assumes dividend reinvestment.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.
9 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Money Market Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	3-31-03[1]	3-31-04[1]	3-31-05[1]	3-31-06	3-31-07[2]	9-30-07[2]

Per share operating performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[3]	—[4]	—[4]	—[4]	0.02	0.04	0.02
Less distributions
From net investment income	—[4]	—[4]	—[4]	(0.02)	(0.04)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[5,6] (%)	0.10	0.12	0.50	2.05	3.57	1.83[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$166	$89	$63	$36	$28	$29
Ratio of net expenses to average
net assets (%)	1.59	1.04	1.20	1.76	1.73	1.75[8]
Ratio of gross expenses to average
net assets[9] (%)	1.89	1.89	1.85	1.86	1.83	1.85[8]
Ratio of net investment income
to average net assets (%)	0.10	0.12	0.46	1.94	3.52	3.64

1 Audited by previous auditor.
2 Semiannual period from 4-1-07 to 9-30-07. Unaudited.
3 Based on the average of the shares outstanding.
4 Less than $0.01 per share.
5 Assumes dividend reinvestment and does not reflect the effect of sales charges.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.
9 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Money Market Fund

Financial highlights

F I N A N C I A L  S T A T E M E N T S

CLASS C SHARES

Period ended	3-31-03[1]	3-31-04[1]	3-31-05[1]	3-31-06	3-31-07	9-30-07[2]

Per share operating performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income[3]	—[4]	—[4]	—[4]	0.02	0.04	0.02
Less distributions
From net investment income	—[4]	—[4]	—[4]	(0.02)	(0.04)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[5,6] (%)	0.11	0.12	0.50	2.04	3.57	1.82[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$18	$12	$13	$4	$8	$10
Ratio of net expenses to average
net assets (%)	1.61	1.04	1.19	1.75	1.73	1.75[8]
Ratio of gross expenses to average
net assets[9] (%)	1.88	1.89	1.84	1.85	1.83	1.85[8]
Ratio of net investment income
to average net assets (%)	0.10	0.12	0.46	1.86	3.54	3.65

1 Audited by previous auditor.

2 Semiannual period from 4-1-07 to 9-30-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

Money Market Fund

Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock Money Market Fund (the Fund) is a diversified series of John Hancock Current Interest (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund
are as follows:

Valuation

Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940 which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/ or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Money Market Fund

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,238 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: March 31, 2012 — $1,191 and March 31, 2015 — $47.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of FIN 48 for regulated investment companies for an additional six months. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of FIN 48 to the Fund and does not believe there is a material impact resulting from the adoption of FIN 48 on the Fund’s financial statements.

In September 2006, FASB Standard No. 157,

Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distributions

The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly.

During the year ended March 31, 2007, the tax character of distributions paid was as follows: ordinary income $9,892,200. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next $500,000,000 and (g) 0.275% of the Fund’s average daily net asset value in excess of $2,500,000,000.

The Adviser has agreed to limit the Fund’s management fee to 0.40% of the Fund’s first $750,000,000 average daily net asset value, at least until July 31, 2008. Accordingly, the expense reductions related to management

Money Market Fund

fee limitations amounted to $124,212 for the period ended September 30, 2007. The effective rate of management fee was 0.40% of the Fund’s average daily net asset value for the period ended September 30, 2007.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. JH Funds has agreed to limit the distribution and service (12b-1) fee pursuant to Class A to 0.15% of the Class’s average net asset value, at least until July 31, 2008. Accordingly, the expense reductions related to reduction in the 12b-1 fee amounted to $103,907 for the period ended September 30, 2007. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreement described above for the period ended September 30, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$259,341
Class B	146,002
Class C	59,893
Total	$465,236

Class A shares are assessed up-front sales charges. During the period ended September 30, 2007, JH Funds received no net up-front charges with regard to sales of Class A shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended September 30, 2007, CDSCs received by JH Funds amounted to $67,332 for Class B shares and $6,445 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of John Hancock Life Insurance Company (JHLICO). The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $12,422 with an effective rate of 0.01% of the Fund’s average daily net asset value. The Fund also reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation

Money Market Fund

liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund believes the risk of loss to be remote.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended March 31, 2007 and the period ended September 30, 2007, along with the corresponding dollar value.

	Year ended 3-31-07		Period ended 9-30-07[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	165,842,265	$165,842,268	98,748,968	$98,748,970
Issued in reorganization	—	—	33,151,672	33,125,522
Distributions reinvested	7,947,354	7,947,354	4,316,539	4,316,539
Repurchased	(163,879,236)	(163,879,236)	(93,923,387)	(93,923,388)
Net increase	9,910,383	$9,910,386	42,293,792	$42,267,643

Class B shares

Sold	22,754,271	$22,754,271	16,103,679	$16,103,679
Distributions reinvested	1,010,307	1,010,307	480,851	480,851
Repurchased	(31,507,708)	(31,507,711)	(15,901,719)	(15,901,720)
Net increase (decrease)	(7,743,130)	($7,743,133)	682,811	$682,810

Class C shares

Sold	17,979,513	$17,979,513	17,624,966	$17,624,966
Distributions reinvested	258,408	258,408	190,740	190,740
Repurchased	(14,351,424)	(14,351,424)	(15,347,974)	(15,347,974)
Net increase	3,886,497	$3,886,497	2,467,732	$2,467,732

Net increase	6,053,750	$6,053,750	45,444,335	$45,418,185

1Semiannual period from 4-1-07 to 9-30-07. Unaudited.

Money Market Fund

Note 5 Tax cost

The cost of investments owned on September 30, 2007, including short-term investments, for federal income tax purposes, was $278,754,941.

Note 6 Reorganization

On September 12, 2007, the shareholders of John Hancock U.S. Government Cash Reserve (Cash Reserve Fund) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Cash Reserve Fund in exchange for Class A shares of the Fund. The acquisition was accounted for as a tax-free exchange of 33,151,672 Class A shares of the Fund for the net assets of the Cash Reserve Fund, which amounted to $33,125,522 for the shares of the Cash Reserve Fund after the close of business on September 14, 2007.

Money Market Fund

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Money
Market Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Current Interest (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Money Market Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 3-, 5- and 10-year periods ended December 31, 2006, was lower than the performance of the Peer Group and Category medians, and its benchmark index, the 3-Month T-Bill. The Board also noted that the Fund’s performance for the more recent 1-year period was lower than the performance of the Category median and benchmark index, but higher than the performance of the Peer Group median. The Adviser provided information to the Board regarding factors contributing to the Fund’s performance results, as well as the Adviser’s outlook and investment strategy for the near future. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee
 rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Category, but not appreciably higher than the Peer Group median.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross and Net Expense Ratios were equal to or higher than the medians of the Peer Group and Category. The Board noted the differences in the funds included in the Peer Group and Category, including differences in the employment of fee waivers. The Board also noted that the most significant contributor to the difference was the Fund’s transfer agency expense, which the transfer agent has taken steps to reduce.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

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We offer equity, income, international, sector and asset allocation investment solutions managed by leading institutional money managers. Each of our funds utilizes a disciplined, team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals.

► Committed to you

Our shareholders come first. We work hard to provide you with the products you need to build a solid financial foundation. We’re proud to offer you award-winning services and tools, like the www.jhfunds.com Web site, to help you every step of the way.

For immediate insight and answers,
turn to www.jhfunds.com

Discover the new and improved www.jhfunds.com.

▪  View accounts, statements and
fund information.

▪  Access college and retirement
planning calculators and investment
education.

▪ Gain investment ideas, expand your
knowledge and become a more
informed investor.

This is just the beginning of how much you can do.
Now is the ideal time to experience our Web site that received the following recognition in 2006:

  “Best Innovation: Redesigned Web Site” by the Mutual Fund Education Alliance.

 “Outstanding Web Site” by the Web Marketing Association.

“Creative excellence on the Web, Silver Award winner” by W3.

Discover convenience and comprehensive resources at one
easy-to-access location. Your financial professional can steer you to the tools that will help you the most and enable you to transform your knowledge into action.

See how far www.jhfunds.com can take you!

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
Ronald R. Dion, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†	Gordon M. Shone	One Wall Street
James F. Carlin		New York, NY 10286
William H. Cunningham	Treasurer
Charles L. Ladner*	John G. Vrysen	Transfer agent
Dr. John A. Moore*	Chief Operating Officer	John Hancock Signature
Patti McGill Peterson*		Services, Inc.
Steven R. Pruchansky	Investment adviser	P.O. Box 9510
*Members of the Audit Committee	John Hancock Advisers, LLC	Portsmouth, NH 03802-9510
†Non-Independent Trustee	601 Congress Street
	Boston, MA 02210-2805	Legal counsel
Officers		Kirkpatrick & Lockhart
Keith F. Hartstein	Subadviser	Preston Gates Ellis LLP
President and	MFC Global Investment	One Lincoln Street
Chief Executive Officer	Management (U.S.), LLC	Boston, MA 02111-2950
Thomas M. Kinzler	101 Huntington Avenue
Secretary and Chief Legal Officer	Boston, MA 02199
Francis V. Knox, Jr.
Chief Compliance Officer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

JOHN HANCOCK FAMILY OF FUNDS

EQUITY	INTERNATIONAL/GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund
ASSET ALLOCATION
Lifecycle 2010 Portfolio	MONEY MARKET
Lifecycle 2015 Portfolio	Money Market Fund
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio	CLOSED-END
Lifecycle 2030 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2035 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2040 Portfolio	Income Securities Trust
Lifecycle 2045 Portfolio	Investors Trust
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Preferred Income Fund
Lifestyle Balanced Portfolio	Preferred Income II Fund
Lifestyle Conservative Portfolio	Preferred Income III Fund
Lifestyle Growth Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Global Shareholder Yield Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Money Market Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

440SA 9/07
11/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, September 30, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 19, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: November 19, 2007